Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2018	December 31, 2017
Trade accounts receivable	$18,404,279	$20,319,213
Less: allowances for doubtful accounts	(3,228,732)	(1,815,927)
Less: accounts receivable, net, related party (Note 15)	(450,473)	-
Accounts receivable, net, third parties	$14,725,074	$18,503,286

Schedule of allowance for doubtful accounts
	December 31, 2018	December 31, 2017
Beginning balance	$1,815,927	$741,187
Bad debt provision	1,572,175	986,787
Foreign exchange translation	(159,370)	87,953
Ending balance	$3,228,732	$1,815,927